Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 10,568	$ 9,124	$ 9,524
Deduct share of results of associates	329	295	299	[1]
Deduct exceptional share of results of associates	104	(35)	(1,143)
Profit before tax and before share of results of associates	10,134	8,864	10,369
Adjustments to the tax basis
Government incentives	(376)	(756)	(713)
Non-deductible/(non-taxable) mark-to-market on derivatives	1,211	325	(606)
Other expenses not deductible for tax purposes	1,725	1,632	1,590
Other non-taxable income	(560)	(647)	(576)
Adjusted tax basis	$ 12,133	$ 9,417	$ 10,065
Aggregate weighted nominal tax rate	26.30%	27.40%	26.70%
Tax at aggregated nominal tax rate	$ (3,196)	$ (2,583)	$ (2,691)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(171)	(166)	(128)
(Underprovided)/overprovided in prior years	(211)	(95)	157
Deductions from interest on equity	240	781	790
Deductions from goodwill and other tax deductions	736	491	473
Change in tax rate	10	2	48
Withholding taxes	(497)	(559)	(436)
Other tax adjustments	(62)	(105)	(140)
Total tax expense	$ (3,152)	$ (2,234)	$ (1,928)	[1]
Effective tax rate	31.10%	25.20%	18.60%

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.